Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Total revenue	$ 210,051	$ 187,659	$ 185,836	$ 143,376	$ 200,733	$ 209,416	$ 265,703	$ 238,035	$ 726,922	$ 913,887	$ 1,020,792
Gross margin	79,243	76,427	81,072	74,045	72,380	56,829	66,757	73,088
Operating loss	(33,850)	(12,125)	(10,368)	(8,401)	(158,322)	(10,831)	(5,769)	2,187	(64,744)	(172,735)	(50,318)
Net income (loss)	(20,663)	(7,797)	(9,481)	(10,603)	(157,165)	(15,207)	(10,913)	(1,525)	(48,005)	(184,810)	(69,681)
Loss from discontinued operations, net of tax					(13,840)	(1,300)	511	(402)	(539)	(15,031)	(9,886)
Net income (loss) attributable to noncontrolling interests					(63)	24	22	4	2,766	(13)	3,993
Net income (loss) attributable to the Partnership	(21,282)	(8,993)	(10,435)	(10,600)	(170,939)	(16,532)	(10,425)	(1,932)	$ (51,310)	$ (199,828)	$ (83,560)
General Partner's Interest in net income (loss)	(3)	(26)	(107)	(97)	(1,621)	(104)	(66)	(32)
Limited Partners' Interest in net income (loss)	$ (21,279)	$ (8,967)	$ (10,328)	$ (10,503)	$ (169,319)	$ (16,428)	$ (10,358)	$ (1,900)
Loss from continuing operations (in dollars per share)	$ (0.61)	$ (0.33)	$ (0.33)	$ (0.32)	$ (3.55)	$ (0.50)	$ (0.39)	$ (0.15)
Limited partners’ net income (loss) per unit (basic and diluted) (in dollars per share)	$ (0.61)	$ (0.33)	$ (0.33)	$ (0.33)	$ (3.85)	$ (0.53)	$ (0.38)	$ (0.16)	$ (1.60)	$ (4.92)	$ (3.29)
Loss on impairment of goodwill	$ 15,400				$ 148,500				$ 15,456	$ 148,488	$ 0